Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth information regarding our company’s performance and the “compensation actually paid” to our Named Executive Officers, as calculated in accordance with SEC disclosure rules:

			Average Summary Compensation Table	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On: (4)
Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Total for Non-PEO Named Executive Officers ($) (2)	Non-PEO Named Executive Officers ($) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($)	Normalized FFO ($) (5)

2025	6,685,948	20,630,790	2,397,185	7,070,730	385.26	181.49	70,818,000	286,489,000
2024	7,675,817	15,367,346	3,284,313	6,207,563	226.64	140.07	(35,600,000)	184,922,000
2023	3,784,680	2,972,331	1,530,133	1,236,182	N/A	N/A	(76,887,000)	92,368,000
2022	1,824,355	2,343,335	884,068	991,621	N/A	N/A	(73,383,000)	131,934,000
2021	2,398,043	2,398,043	1,235,471	1,235,471	N/A	N/A	(53,269,000)	78,153,000

(1)
The Principal Executive Officer, or PEO, for each of the applicable years was Danny Prosky. Mr. Hanson served as our Chief Executive Officer and Chairman of the Board of Directors from January 2015 until October 2021. However, Mr. Hanson only received compensation from us in 2021 for his role as Executive Chairman of the Board of Directors, a position he held from October 2021 until June 2022. The non-PEO NEOs for each of the applicable years were as follows:
•
2022-2025: Brian S. Peay, Gabriel M. Willhite, Stefan K.L. Oh and Mark E. Foster
•
2021: Brian S. Peay, Jeffrey T. Hanson, Mathieu B. Streiff, Stefan K.L. Oh and Gabriel M. Willhite

Compensation amounts for 2021 reflect compensation paid to our executive officers for the period from October 1, 2021 through December 31, 2021. Until October 1, 2021, our executive officers were officers of our former advisor and affiliates and were compensated by such entities for their services to us.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable period in the case of Mr. Prosky, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable period for our NEOs for the applicable year other than the principal executive officer for such years.
(3)
To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Prosky and for the average of the other NEOs is set forth following the footnotes to this table.
(4)
There was no public market for our common stock, and, thus, no total shareholder return value can be calculated for periods prior to February 9, 2024. Pursuant to the rules of the SEC, for 2024, the comparison assumes that $100 was invested with respect to our common stock on February 9, 2024. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
As noted in the “Compensation Discussion and Analysis” section above, Normalized FFO represents a key component of our executive compensation program, with Normalized FFO representing 60% of the weighting of the corporate portion of the annual cash bonus program. Please see page 30 in the “Compensation Discussion and Analysis” section for information regarding how we calculate Normalized FFO for our incentive program.

Company Selected Measure Name	Normalized FFO
Named Executive Officers, Footnote
(1)
The Principal Executive Officer, or PEO, for each of the applicable years was Danny Prosky. Mr. Hanson served as our Chief Executive Officer and Chairman of the Board of Directors from January 2015 until October 2021. However, Mr. Hanson only received compensation from us in 2021 for his role as Executive Chairman of the Board of Directors, a position he held from October 2021 until June 2022. The non-PEO NEOs for each of the applicable years were as follows:
•
2022-2025: Brian S. Peay, Gabriel M. Willhite, Stefan K.L. Oh and Mark E. Foster
•
2021: Brian S. Peay, Jeffrey T. Hanson, Mathieu B. Streiff, Stefan K.L. Oh and Gabriel M. Willhite

Compensation amounts for 2021 reflect compensation paid to our executive officers for the period from October 1, 2021 through December 31, 2021. Until October 1, 2021, our executive officers were officers of our former advisor and affiliates and were compensated by such entities for their services to us.

PEO Total Compensation Amount	$ 6,685,948	$ 7,675,817	$ 3,784,680	$ 1,824,355	$ 2,398,043
PEO Actually Paid Compensation Amount	$ 20,630,790	15,367,346	2,972,331	2,343,335	2,398,043
Adjustment To PEO Compensation, Footnote

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)

PEO
2025	6,685,948	—	—	(4,355,829)	8,328,337	9,865,449	—	106,885	—	20,630,790
2024	7,675,817	—	—	(5,615,549)	14,215,400	(560,997)	—	(347,325)	—	15,367,346
2023	3,784,680	—	—	(1,999,991)	1,500,009	(234,279)	—	(78,088)	—	2,972,331
2022	1,824,355	—	—	—	—	515,184	—	3,796	—	2,343,335
2021	2,398,043	—	—	(2,000,003)	2,000,003	—	—	—	—	2,398,043
Other NEOs (Average) (j)
2025	2,397,185	—	—	(1,168,403)	2,233,984	3,574,934	—	33,030	—	7,070,730
2024	3,284,313	—	—	(2,199,158)	5,428,483	(123,661)	—	(182,414)	—	6,207,563
2023	1,530,133	—	—	(618,753)	464,069	(125,113)	—	(14,154)	—	1,236,182
2022	884,068	—	—	(39,062)	48,828	97,099	—	688	—	991,621
2021	1,235,471	—	—	(1,022,340)	1,022,340	—	—	—	—	1,235,471

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)
See footnote 1 above for the non-PEO NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,397,185	3,284,313	1,530,133	884,068	1,235,471
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,070,730	6,207,563	1,236,182	991,621	1,235,471
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)

PEO
2025	6,685,948	—	—	(4,355,829)	8,328,337	9,865,449	—	106,885	—	20,630,790
2024	7,675,817	—	—	(5,615,549)	14,215,400	(560,997)	—	(347,325)	—	15,367,346
2023	3,784,680	—	—	(1,999,991)	1,500,009	(234,279)	—	(78,088)	—	2,972,331
2022	1,824,355	—	—	—	—	515,184	—	3,796	—	2,343,335
2021	2,398,043	—	—	(2,000,003)	2,000,003	—	—	—	—	2,398,043
Other NEOs (Average) (j)
2025	2,397,185	—	—	(1,168,403)	2,233,984	3,574,934	—	33,030	—	7,070,730
2024	3,284,313	—	—	(2,199,158)	5,428,483	(123,661)	—	(182,414)	—	6,207,563
2023	1,530,133	—	—	(618,753)	464,069	(125,113)	—	(14,154)	—	1,236,182
2022	884,068	—	—	(39,062)	48,828	97,099	—	688	—	991,621
2021	1,235,471	—	—	(1,022,340)	1,022,340	—	—	—	—	1,235,471

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)
See footnote 1 above for the non-PEO NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return	From February 9, 2024 through December 31, 2025, the cumulative total shareholder return on a fixed initial investment of $100 in the company and our peer group was $385.26 and $181.49, respectively. Our compensation actually paid for our CEO and other NEOs increased by 34.3% and 13.9%, respectively, from December 31, 2024 to December 31, 2025.
Compensation Actually Paid vs. Net Income	The charts below show Mr. Prosky’s and the average of our other NEOs’ pay compared to our net income (loss) and Normalized FFO (in millions):
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
(4)
There was no public market for our common stock, and, thus, no total shareholder return value can be calculated for periods prior to February 9, 2024. Pursuant to the rules of the SEC, for 2024, the comparison assumes that $100 was invested with respect to our common stock on February 9, 2024. Historic stock price performance is not necessarily indicative of future stock price performance.

Tabular List, Table

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025. Please see the “Compensation Discussion & Analysis” for a further description of the metrics used in our company’s executive compensation program.

•
Total Shareholder Return
•
Normalized FFO per Share
•
Same-Store NOI Growth

Total Shareholder Return Amount	$ 385.26	226.64	0	0	0
Peer Group Total Shareholder Return Amount	181.49	140.07	0	0	0
Net Income (Loss)	$ 70,818,000	$ (35,600,000)	$ (76,887,000)	$ (73,383,000)	$ (53,269,000)
Company Selected Measure Amount	286,489,000	184,922,000	92,368,000	131,934,000	78,153,000
PEO Name	Danny Prosky
Additional 402(v) Disclosure
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable period in the case of Mr. Prosky, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable period for our NEOs for the applicable year other than the principal executive officer for such years.

Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Normalized FFO per Share
Non-GAAP Measure Description
(5)
As noted in the “Compensation Discussion and Analysis” section above, Normalized FFO represents a key component of our executive compensation program, with Normalized FFO representing 60% of the weighting of the corporate portion of the annual cash bonus program. Please see page 30 in the “Compensation Discussion and Analysis” section for information regarding how we calculate Normalized FFO for our incentive program.

Measure:: 3
Pay vs Performance Disclosure
Name	Same-Store NOI Growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,355,829)	(5,615,549)	(1,999,991)	(0)	(2,000,003)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,328,337	14,215,400	1,500,009	0	2,000,003
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,865,449	(560,997)	(234,279)	515,184	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,885	(347,325)	(78,088)	3,796	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,168,403)	(2,199,158)	(618,753)	(39,062)	(1,022,340)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,233,984	5,428,483	464,069	48,828	1,022,340
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,574,934	(123,661)	(125,113)	97,099	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,030	(182,414)	(14,154)	688	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0